Purchases and other expenses - Broadcasting rights and equipment inventories - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Purchases and other expenses
Inventories treated as consignment with distributors	€ 47	€ 42	€ 68